Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan. 01, 2012
Moderate Growth Lifestyle Fund (Prospectus Summary): | Moderate Growth Lifestyle Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Moderate Growth Lifestyle Fund .
Supplement Text	ck0001062374_SupplementTextBlock

VALIC COMPANY II

Supplement to the Statutory Prospectus dated January 1, 2012

Moderate Growth Lifestyle Fund . In the Fund Summary , the section Fees and Expenses of the Fund is hereby amended as follows:

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Operating Expenses, Caption	rr_OperatingExpensesCaption	The table under Annual Fund Operating Expenses and the corresponding footnotes are deleted and replaced with the following:
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Fund does not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the annual report, which reflects the operating expenses of the Fund (0.10%) and does not include Acquired Fund Fees and Expenses.
Expense Example, By Year, Heading	rr_ExpenseExampleByYearHeading	The table under the Expense Example is deleted and replaced with the following:
Moderate Growth Lifestyle Fund | Moderate Growth Lifestyle Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VMGLX
Management Fees	rr_ManagementFeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.92%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	94
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	308
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	540
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,207

[1]	The Total Annual Fund Operating Expenses for the Fund does not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the annual report, which reflects the operating expenses of the Fund (0.10%) and does not include Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Fund as a result of investments in shares of one or more mutual funds, hedge funds, private equity funds or other pooled investment vehicles.
[2]	The adviser has contractually agreed to reimburse the expenses of the Fund (excluding Acquired Fund Fees and Expenses) until December 31, 2012, so that the Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.10%. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.